Business Description and Basis of Preparation (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Schedule of Prior Period Adjustments and Impact on Financial Results of Segments	These changes impacted the 2019 financial results of the segments, but did not change the consolidated 2019 financial results. The table below summarizes the changes:

	Three months ended June 30, 2019			Six months ended June 30, 2019

	As Reported	Adjustments	As Revised	As Reported	Adjustments	As Revised

Revenues

Legal Professionals	603	2	605	1,197	8	1,205

Corporates	318	(3)	315	670	(9)	661

Eliminations/Rounding	-	1	1	(1)	1	-

Total revenues	1,423	-	1,423	2,910	-	2,910

Adjusted EBITDA

Legal Professionals	232	(3)	229	459	(1)	458

Corporates	102	(4)	98	220	(11)	209

Tax & Accounting Professionals	60	(1)	59	153	(2)	151

Reuters News	10	9	19	26	16	42

Global Print	73	(1)	72	147	(1)	146

Corporate costs/Rounding	(122)	-	(122)	(253)	(1)	(254)

Total adjusted EBITDA	355	-	355	752	-	752

Revision of Prior-Period Financial Statements
The effects of the revision are set forth in the table below:

	Three months ended June 30, 2019			Six months ended June 30, 2019

CONSOLIDATED INCOME STATEMENT	As Reported	Revision	As Revised	As Reported	Revision	As Revised

Share of post-tax losses in equity method investments	(126)	(12)	(138)	(223)	(28)	(251)

Tax expense	(50)	3	(47)	(55)	7	(48)

Earnings from continuing operations	216	(9)	207	342	(21)	321

Net earnings	189	(9)	180	305	(21)	284

Earnings attributable to common shareholders	189	(9)	180	305	(21)	284

Basic earnings per share from continuing operations	$0.43	($0.02)	$0.41	$0.68	($0.04)	$0.64

Basic earnings per share	$0.38	($0.02)	$0.36	$0.60	($0.04)	$0.56

Diluted earnings per share from continuing operations	$0.43	($0.02)	$0.41	$0.68	($0.04)	$0.64

Diluted earnings per share	$0.37	($0.01)	$0.36	$0.60	($0.04)	$0.56

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

Net earnings	189	(9)	180	305	(21)	284

Total comprehensive income	210	(9)	201	324	(21)	303

Comprehensive income for the period attributable to common shareholders: continuing operations	237	(9)	228	361	(21)	340

CONSOLIDATED STATEMENT OF CASH FLOW

OPERATING ACTIVITIES

Earnings from continuing operations	216	(9)	207	342	(21)	321

Adjustments for:

Deferred tax	(9)	(3)	(12)	(73)	(7)	(80)

Other	(79)	12	(67)	49	28	77

Changes in working capital and other items	(92)	(28)	(120)	(258)	-	(258)

Operating cash flows from continuing operations	206	(28)	178	205	-	205

Net cash provided by operating activities	141	(28)	113	83	-	83

INVESTING ACTIVITIES

Capital expenditures	(130)	28	(102)	(240)	-	(240)

Investing cash flows from continuing operations	(105)	28	(77)	(182)	-	(182)

Net cash used in investing activities	(105)	28	(77)	(153)	-	(153)